Other Receivables - Additional information (Details) - CAD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2023
Other Receivables
Expected credit loss allowance of royalty				$ 0
Outstanding royalty claims	$ 12,354			12,354
Royalty currently stayed	$ 1,292	$ 6,370	$ 4,692
Royalty receivables				$ 8,230